Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	4.750%	2/15/2037	16,773	17,224
	United States Treasury Note/Bond	5.000%	5/15/2037	23,269	24,407
	United States Treasury Note/Bond	4.375%	2/15/2038	26,435	26,159
	United States Treasury Note/Bond	4.500%	5/15/2038	29,844	29,801
	United States Treasury Note/Bond	3.500%	2/15/2039	30,766	27,561
	United States Treasury Note/Bond	4.250%	5/15/2039	54,805	52,752
	United States Treasury Note/Bond	4.500%	8/15/2039	65,239	64,125
	United States Treasury Note/Bond	4.375%	11/15/2039	65,649	63,554
	United States Treasury Note/Bond	4.625%	2/15/2040	65,626	65,034
	United States Treasury Note/Bond	1.125%	5/15/2040	169,492	106,462
	United States Treasury Note/Bond	4.375%	5/15/2040	65,834	63,427
	United States Treasury Note/Bond	1.125%	8/15/2040	239,153	148,751
	United States Treasury Note/Bond	3.875%	8/15/2040	62,259	56,597
	United States Treasury Note/Bond	1.375%	11/15/2040	259,887	166,917
	United States Treasury Note/Bond	4.250%	11/15/2040	63,276	59,840
	United States Treasury Note/Bond	1.875%	2/15/2041	296,139	204,220
	United States Treasury Note/Bond	4.750%	2/15/2041	68,054	67,852
	United States Treasury Note/Bond	2.250%	5/15/2041	230,938	167,493
	United States Treasury Note/Bond	4.375%	5/15/2041	61,923	59,144
	United States Treasury Note/Bond	1.750%	8/15/2041	344,595	229,573
	United States Treasury Note/Bond	3.750%	8/15/2041	60,712	53,744
	United States Treasury Note/Bond	2.000%	11/15/2041	299,429	206,150
	United States Treasury Note/Bond	3.125%	11/15/2041	67,409	54,794
	United States Treasury Note/Bond	2.375%	2/15/2042	233,108	169,158
	United States Treasury Note/Bond	3.125%	2/15/2042	70,898	57,372
	United States Treasury Note/Bond	3.000%	5/15/2042	66,392	52,587
	United States Treasury Note/Bond	3.250%	5/15/2042	195,508	160,278
	United States Treasury Note/Bond	2.750%	8/15/2042	75,322	57,251
	United States Treasury Note/Bond	3.375%	8/15/2042	190,613	158,462
	United States Treasury Note/Bond	2.750%	11/15/2042	110,948	83,896
	United States Treasury Note/Bond	4.000%	11/15/2042	191,812	172,473
	United States Treasury Note/Bond	3.125%	2/15/2043	95,769	76,185
	United States Treasury Note/Bond	3.875%	2/15/2043	192,560	169,919
	United States Treasury Note/Bond	2.875%	5/15/2043	149,277	113,946
	United States Treasury Note/Bond	3.875%	5/15/2043	190,330	167,580
	United States Treasury Note/Bond	3.625%	8/15/2043	108,563	92,088
	United States Treasury Note/Bond	4.375%	8/15/2043	207,716	194,547
	United States Treasury Note/Bond	3.750%	11/15/2043	110,640	95,241
	United States Treasury Note/Bond	4.750%	11/15/2043	208,967	204,673
	United States Treasury Note/Bond	3.625%	2/15/2044	118,969	100,375
	United States Treasury Note/Bond	4.500%	2/15/2044	208,685	197,965
	United States Treasury Note/Bond	3.375%	5/15/2044	109,227	88,623
	United States Treasury Note/Bond	4.625%	5/15/2044	208,987	201,061
	United States Treasury Note/Bond	3.125%	8/15/2044	143,391	111,616
	United States Treasury Note/Bond	4.125%	8/15/2044	210,344	189,375
	United States Treasury Note/Bond	3.000%	11/15/2044	119,104	90,547
	United States Treasury Note/Bond	4.625%	11/15/2044	210,110	201,574
	United States Treasury Note/Bond	2.500%	2/15/2045	157,037	109,362
	United States Treasury Note/Bond	4.750%	2/15/2045	209,473	204,081
	United States Treasury Note/Bond	3.000%	5/15/2045	70,519	53,269
	United States Treasury Note/Bond	5.000%	5/15/2045	211,491	212,408
	United States Treasury Note/Bond	2.875%	8/15/2045	95,222	70,197
	United States Treasury Note/Bond	4.875%	8/15/2045	209,555	207,026
	United States Treasury Note/Bond	3.000%	11/15/2045	60,750	45,598
	United States Treasury Note/Bond	4.625%	11/15/2045	203,621	194,665
	United States Treasury Note/Bond	2.500%	2/15/2046	111,290	76,199
	United States Treasury Note/Bond	4.625%	2/15/2046	205,115	195,941
	United States Treasury Note/Bond	2.500%	5/15/2046	119,570	81,537
[1]	United States Treasury Note/Bond	5.000%	5/15/2046	74,800	75,025
	United States Treasury Note/Bond	2.250%	8/15/2046	155,115	100,425
	United States Treasury Note/Bond	2.875%	11/15/2046	55,534	40,279
	United States Treasury Note/Bond	3.000%	2/15/2047	108,924	80,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	5/15/2047	91,914	67,783
	United States Treasury Note/Bond	2.750%	8/15/2047	146,006	102,535
	United States Treasury Note/Bond	2.750%	11/15/2047	147,222	103,124
	United States Treasury Note/Bond	3.000%	2/15/2048	176,144	128,778
	United States Treasury Note/Bond	3.125%	5/15/2048	190,109	141,861
	United States Treasury Note/Bond	3.000%	8/15/2048	213,271	155,230
	United States Treasury Note/Bond	3.375%	11/15/2048	211,744	164,573
	United States Treasury Note/Bond	3.000%	2/15/2049	228,524	165,412
	United States Treasury Note/Bond	2.875%	5/15/2049	216,232	152,452
	United States Treasury Note/Bond	2.250%	8/15/2049	212,856	131,289
	United States Treasury Note/Bond	2.375%	11/15/2049	199,753	126,211
	United States Treasury Note/Bond	2.000%	2/15/2050	249,997	144,344
	United States Treasury Note/Bond	1.250%	5/15/2050	288,196	135,666
	United States Treasury Note/Bond	1.375%	8/15/2050	326,816	158,493
	United States Treasury Note/Bond	1.625%	11/15/2050	321,491	166,246
	United States Treasury Note/Bond	1.875%	2/15/2051	361,078	198,607
	United States Treasury Note/Bond	2.375%	5/15/2051	365,087	226,126
	United States Treasury Note/Bond	2.000%	8/15/2051	363,782	205,096
	United States Treasury Note/Bond	1.875%	11/15/2051	335,680	182,592
	United States Treasury Note/Bond	2.250%	2/15/2052	307,804	183,624
	United States Treasury Note/Bond	2.875%	5/15/2052	292,354	200,605
	United States Treasury Note/Bond	3.000%	8/15/2052	282,101	198,253
	United States Treasury Note/Bond	4.000%	11/15/2052	282,374	239,886
	United States Treasury Note/Bond	3.625%	2/15/2053	280,686	222,740
	United States Treasury Note/Bond	3.625%	5/15/2053	285,499	226,325
	United States Treasury Note/Bond	4.125%	8/15/2053	312,435	271,037
	United States Treasury Note/Bond	4.750%	11/15/2053	327,816	314,998
	United States Treasury Note/Bond	4.250%	2/15/2054	341,386	302,407
	United States Treasury Note/Bond	4.625%	5/15/2054	341,269	321,806
	United States Treasury Note/Bond	4.250%	8/15/2054	341,900	302,942
	United States Treasury Note/Bond	4.500%	11/15/2054	340,026	314,139
	United States Treasury Note/Bond	4.625%	2/15/2055	337,080	317,803
	United States Treasury Note/Bond	4.750%	5/15/2055	336,345	323,758
	United States Treasury Note/Bond	4.750%	8/15/2055	336,741	324,363
	United States Treasury Note/Bond	4.625%	11/15/2055	336,805	317,991
	United States Treasury Note/Bond	4.750%	2/15/2056	337,618	325,524
	United States Treasury Note/Bond	5.000%	5/15/2056	119,550	119,919
Total U.S. Government and Agency Obligations (Cost $16,217,281)					14,653,450
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2]	Vanguard Market Liquidity Fund (Cost $154,222)	3.667%		1,542,372	154,222
Total Investments (100.0%) (Cost $16,371,503)					14,807,672
Other Assets and Liabilities—Net (0.0%)					(392)
Net Assets (100%)					14,807,280
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	14,653,450	—	14,653,450
Temporary Cash Investments	154,222	—	—	154,222
Total	154,222	14,653,450	—	14,807,672